Note 29 - Related Party Transactions and Key Management Personnel Remuneration - Components of Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Salaries and benefits	$ 8,939	$ 7,199
Share-based compensation, net	3,738	3,223
	$ 12,677	$ 10,422